                                                    ALLSTATE LIFE INSURANCE COMPANY
                                              ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

                                  Allstate RetirementAccess Variable Annuity B Seriessm ("B Series")
                                  Allstate RetirementAccess Variable Annuity L Seriessm ("L Series")
                                  Allstate RetirementAccess Variable Annuity X Seriessm ("X Series")

                                                  Supplement, dated November 24, 2008
                                                                  To
                                           Prospectuses, dated May 1, 2008, as supplemented

This  Supplement  should be read and retained  with the current  Prospectus  for your  annuity.  This  Supplement is intended to update certain  information in the Prospectus for the variable  annuity you own, and is not intended to be a prospectus or offer for any other variable  annuity  listed here that you do not own. If you would like  another  copy of the current  Prospectus,  please  contact us at
1-866-695-2647 for Allstate Life Insurance Company, or 1-877-234-8688 for Allstate Life Insurance Company of New York.

A. Effective  November 24, 2008, two additional  sub-advisors are being added to AST Academic  Strategies  Asset Allocation  Portfolio.
Accordingly,  in the section entitled "What Investment Options Can I Choose?",  we add the sub-advisors  referenced below to the column entitled "Portfolio Advisor/Sub-Advisor."

First Quadrant L.P. (First  Quadrant) and  AlphaSimplex  Group, LLC  (AlphaSimplex)  are being added as additional  sub-advisors to AST
Academic  Strategies  Asset  Allocation  Portfolio.  The expenses and investment  objectives/policies  do not change as a result of the addition of the new sub-advisors.

B. Effective on or about December 15, 2008,  Eaton Vance LLC will replace J.P. Morgan  Investment  Management,  Inc. as sub-advisor for
AST Large-Cap Value Portfolio.

C. Effective  January 1, 2009, the  underlying  portfolio  listed below is being offered as a new  Sub-account  under your annuity.  In order to reflect this addition:

In the section of each Prospectus entitled "Summary of Contract Fees and Charges",  sub-section "Portfolio Annual Expenses",  under the heading "Advanced Series Trust", the following portfolio has been added:

--------------------------------------------------------------------------------------------------------------------------------------
                                                      PORTFOLIO ANNUAL EXPENSES
                                    (as a percentage of the average net assets of the Portfolios)
--------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
                                                                                              Acquired              Total Annual
                                                                                              Portfolio
          UNDERLYING PORTFOLIO               Management      Other             12b-1           Fees &            Portfolio Operating
Advanced Series Trust:                          Fees          Expenses          Fees          Expenses                Expenses*
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
AST Bond Portfolio 2020                        0.65%*         1.02%**        0.00%           0.00%                  1.67%***
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------

*The contractual  investment management fee rate is subject to certain breakpoints.  In the event the combined average daily net assets of the AST Bond Portfolio  2016, the AST Bond Portfolio  2020, the AST Bond Portfolio  2015, the AST Bond Portfolio  2018, the AST Bond
Portfolio 2019, and the AST Investment  Grade Bond Portfolio do not exceed $500 million,  each  Portfolio's  investment  management fee rate will equal 0.65% of its average daily net assets.  In the event the combined average daily net assets of these  Portfolios  exceed
$500 million,  the portion of a Portfolio's  assets to which the  investment  management fee rate of 0.65% applies and the portion of a
Portfolio's assets to which the investment management fee rate of 0.64% applies will be determined on a pro rata basis.

**Estimates  based on an assumed  average daily net asset level of $10 million for the AST Bond  Portfolio  2020 during the fiscal year ending December 31, 2008. As used in connection with the AST Bond Portfolio 2020,  "other  expenses"  includes  expenses for accounting and valuation services,  custodian fees, audit and legal fees, transfer agency fees, fees paid to non-interested  Trustees, and certain other  miscellaneous  items.  Advanced  Series Trust (the Trust) has also entered  into  arrangements  with the issuers of the variable insurance  products  offering the AST Bond  Portfolio  2020 under which the Trust  currently  compensates  such  issuers for  providing ongoing services to Portfolio  shareholders  (e.g., the printing and mailing of Trust prospectuses and shareholder  reports) in lieu of the Trust  providing such services  directly to  shareholders.  The  contractual  administrative  services fee is 0.10% of the AST Bond
Portfolio 2020 's average daily net assets, subject to certain voluntary asset-based breakpoints.

***Estimated in part. The Investment  Managers have voluntarily  agreed to waive a portion of their  investment  management fees and/or reimburse  certain  expenses for the AST Bond Portfolio 2020 so that the  Portfolio's  investment  management  fees plus other expenses
(exclusive in all cases of taxes, interest,  brokerage commissions,  distribution fees, and extraordinary expenses) do not exceed 1.00%
of the Portfolio's  average daily net assets for the fiscal year ending December 31, 2008. These  arrangements are voluntary and may be discontinued or otherwise modified by the Investment Managers at any time without prior notice.

The following is being added to the chart in each Prospectus in the section entitled "Investment Options":

----------------------- ----------------------------------------------------------------------------------- -------------------------
        STYLE/                                    INVESTMENT OBJECTIVES/POLICIES                                   PORTFOLIO
         TYPE                                                                                                       ADVISOR/
                                                                                                                  SUB-ADVISOR
                        ----------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------------------------------------------------------
      AST FUNDS
-------------------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------- -------------------------
     Fixed Income       AST Bond Portfolio 2020: seeks the highest  potential total return consistent with  Prudential Investment its  specified  level of risk  tolerance  to meet the  parameters  established  to support the TrueAccumulation  benefit and maintain liquidity to support changes in market  conditions  for a fixed  maturity  of 2020.  Please  note that you may not make purchase  payments to this  Portfolio,  and that this  Portfolio is available  Management, Inc.
                        only with certain living benefits.
----------------------- ----------------------------------------------------------------------------------- -------------------------

D. Closing of TrueIncome and  TrueIncome-Spousal.  TrueIncome  Income  Benefit and  TrueIncome-Spousal  Income Benefit (the  "Benefits"
and each, a "Benefit")  are described in the section of the  prospectus  entitled  "Living  Benefit  Programs".  Effective  December 8,
2008, we will cease offering the Benefits,  for both new Annuity sales and in-force elections.  If you currently  participate in either
Benefit,  this closing does not affect you or the guarantees  associated  with your Benefit.  However,  subsequent to the closure,  you will no longer be allowed to re-elect  either  Benefit if you decide to  terminate a Benefit.  Other  Living  Benefit  programs  may be available, subject to our election rules. Please refer to your prospectus for further details.

E.  TRUEACCUMULATION - HIGHEST DAILY - Allocation of Account Value.  Under the section of the prospectus entitled
"TrueAccumulation-Highest Daily", we add the following to the end of the sub-section entitled "Key Feature - Allocation of Account
Value":

TrueAccumulation-Highest  Daily uses a pre-determined  mathematical  formula to help manage your guarantees  through all market cycles.
Each Valuation Day, the formula analyzes the difference  between your Account Value and your  guarantees,  as well as how long you have owned the benefit,  and determines if any portion of your Account Value needs to be  transferred  into or out of the AST Bond Portfolio
Sub-accounts (the "Bond  Portfolios").  Therefore,  at any given time, some, none, or all of your Account Value may be allocated to the
Bond Portfolios.  If your entire Account Value is transferred to the Bond Portfolios,  then based on the way the formula operates,  the formula will not transfer  amounts out of the Bond  Portfolios  to the  Sub-accounts  and the entire  Account Value would remain in the
Bond Portfolios.  If you make additional  Purchase  Payments to your Annuity,  they will be allocated to the Sub-accounts  according to your allocation  instructions.  Such additional  Purchase  Payments may or may not cause the formula to transfer money in or out of the
Bond  Portfolios.  Once the Purchase  Payments are allocated to your Annuity,  they will also be subject to the  mathematical  formula, which may result in immediate transfers to or from the Bond Portfolios, if dictated by the formula.

The amount that is transferred to and from the Bond Portfolios  pursuant to the  mathematical  formula depends upon a number of factors unique to your Annuity (and is not necessarily  directly  correlated with the securities  markets,  bond markets, or interest rates, in general) including:

o        The difference between your Account Value and your Guarantee Amount(s);
o        The amount of time until the maturity of your Guarantee(s);
o        The amount invested in, and the performance of, the Permitted Sub-accounts;
o        The amount invested in, and the performance of, the Bond Portfolios;
o        The discount rate used to determine the present value of your Guarantee(s);
o        Additional Purchase Payments, if any, that you make to the Annuity; and
o        Withdrawals, if any, taken from the Annuity.

Any amounts  invested in the Bond  Portfolios  will affect your ability to  participate in a subsequent  recovery  within the Permitted
Sub-accounts.  Conversely,  the Account Value may be higher at the  beginning of the recovery,  e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected.

Transfers do not impact any guarantees that have already been locked-in.

F.  Asset Transfer Component of TrueIncome-Highest Daily - Allocation of Account Value.  We replace the section of the prospectus entitled "Asset Transfer Component of TrueIncome-Highest Daily" with the following:

Asset Transfer Component of TrueIncome-Highest Daily
As indicated  above,  we limit the  sub-accounts to which you may allocate  Account Value if you elect  TrueIncome-Highest  Daily.  For purposes of this benefit, we refer to those permitted sub-accounts as the "Permitted  Sub-accounts".  As a requirement of participating in  TrueIncome-Highest  Daily, we require that you participate in our specialized asset transfer  program,  under which we may transfer
Account Value between the Permitted  Sub-accounts  and a fixed interest rate account that is part of our general  account (the "Benefit
Fixed Rate Account").  We determine  whether to make a transfer,  and the amount of any transfer,  under a  non-discretionary  formula, discussed below. The Benefit Fixed Rate Account is available only with this benefit,  and thus you may not allocate  Purchase  Payments to the Benefit  Fixed Rate  Account.  The  interest  rate that we pay with  respect to the Benefit  Fixed Rate Account is reduced by an amount that corresponds  generally to the charge that we assess against your variable  Sub-accounts for  TrueIncome-Highest  Daily. The
Benefit Fixed Rate Account is not subject to the Investment Company Act of 1940 or the Securities Act of 1933.

Under the asset transfer component of TrueIncome-Highest  Daily, we monitor your Account Value daily and, if necessary,  systematically transfer amounts between the Permitted  Sub-accounts you have chosen and the Benefit Fixed Rate Account.  Any transfer would be made in accordance with a formula,  which is set forth in the schedule  supplement to the endorsement for this benefit (and also appears in the
Appendices to the prospectus).  Speaking generally,  the formula,  which we apply each Valuation Day, operates as follows.  The formula starts by  identifying  your  Protected  Withdrawal  Value for that day and then  multiplies  that figure by 5%, to produce a projected
(i.e.,  hypothetical)  Highest Daily Annual Income Amount. Then, using our actuarial tables, we produce an estimate of the total amount we would target in our  allocation  model,  based on the  projected  Highest  Daily Annual Income Amount each year for the rest of your life.  In the  formula,  we refer to that value as the "Target  Value" or "L". If you have already made a  withdrawal,  your  projected
Highest Daily Annual  Income  Amount (and thus your Target  Value) would take into account any automatic  step-up that was scheduled to occur according to the step-up formula  described above.  Next, the formula  subtracts from the Target Value the amount held within the
Benefit  Fixed Rate  Account on that day,  and divides  that  difference  by the amount held within the  Permitted  Sub-accounts.  That ratio,  which  essentially  isolates the amount of your Target  Value that is not offset by amounts held within the Benefit  Fixed Rate
Account,  is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain  percentage  (currently 83%) it means  essentially that too much Target Value is not offset by assets  within the Benefit  Fixed Rate  Account,  and  therefore we will transfer an amount from your Permitted  Sub-accounts to the Benefit Fixed Rate Account.  Conversely,  if the Target Ratio falls below a certain percentage
(currently 77%), then a transfer from the Benefit Fixed Rate Account to the Permitted  Sub-accounts  would occur. Note that the formula is calculated with reference to the Highest Daily Annual Income Amount, rather than with reference to the Annual Income Amount.

As you can glean from the formula,  poor  investment  performance  of your Account  Value may result in a transfer of a portion of your variable  Account Value to the Benefit Fixed Rate Account,  because such poor investment  performance  will tend to increase the Target
Ratio.  Moreover,  "flat"  investment  returns of your  Account  Value over a period of time also could  result in the transfer of your
Account  Value to the Benefit  Fixed Rate  Account.  Because the amount  allocated  to the  Benefit  Fixed Rate  Account and the amount allocated to the  Permitted  Sub-accounts  each is a variable in the formula,  the  investment  performance  of each affects  whether a transfer occurs for your Annuity.  In deciding how much to transfer,  we use another  formula,  which  essentially  seeks to re-balance amounts  held in the  Permitted  Sub-accounts  and the  Benefit  Fixed  Rate  Account so that the Target  Ratio  meets a target,  which currently is equal to 80%. Once you elect  TrueIncome-Highest  Daily,  the ratios we use will be fixed. For newly issued annuities that elect  TrueIncome-Highest  Daily and existing annuities that elect  TrueIncome-Highest  Daily,  however, we reserve the right to change the ratios.

While you are not notified when your Annuity reaches a reallocation  trigger, you will receive a confirmation  statement indicating the transfer of a portion of your Account  Value either to or from the Benefit Fixed Rate  Account.  The formula by which the  reallocation
triggers  operate  is  designed   primarily  to  mitigate  the  financial  risks  that  we  incur  in  providing  the  guarantee  under
TrueIncome-Highest Daily.

Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:
o        Not make any transfer between the Permitted Sub-accounts and the Benefit Fixed Rate Account; or
o        If a portion of your Account Value was  previously  allocated to the Benefit Fixed Rate Account,  transfer all or a portion of those  amounts to the  Permitted  Sub-accounts,  based on your  existing  allocation  instructions  or (in the absence of such existing  instructions) pro rata (i.e., in the same proportion as the current balances in your variable  investment  options).
         Amounts  taken out of the Benefit  Fixed Rate  Account will be withdrawn  for this purpose on a last-in,  first-out  basis (an amount  renewed into a new guarantee  period under the Benefit Fixed Rate Account will be deemed a new investment for purposes of this last-in, first-out rule); or
o        Transfer all or a portion of your Account  Value in the  Permitted  Sub-accounts  pro-rata to the Benefit  Fixed Rate Account.
         The interest that you earn on such  transferred  amount will be equal to the annual rate that we have set for that day, and we will credit the daily  equivalent of that annual  interest  until the earlier of one year from the date of the transfer or the date that such amount in the Benefit Fixed Rate Account is transferred back to the Permitted Sub-accounts.

If your entire  Account  Value is  transferred  to the Benefit  Fixed Rate  Account,  then based on the way the formula  operates,  the formula will not transfer  amounts out of the Benefit Fixed Rate Account to the  Permitted  Sub-accounts  and the entire  Account Value would remain in the Benefit Rate Fixed Account.  If you make additional  Purchase  Payments to your Annuity,  they will be allocated to the  Sub-accounts  according to your allocation  instructions.  Such additional  Purchase  Payments may or may not cause the formula to transfer money in or out of the Benefit Fixed Rate Account.  Once the Purchase  Payments are allocated to your Annuity,  they will also be subject to the  mathematical  formula,  which may result in  immediate  transfers  to or from the  Benefit  Fixed Rate  Account,  if dictated by the formula.

The amount that is transferred to and from the Benefit Fixed Rate Account  pursuant to the  mathematical  formula depends upon a number of factors unique to your Annuity (and is not necessarily  directly correlated with the securities  markets,  bond markets, or interest rates, in general) including:
o        How long you have owned TrueIncome-Highest Daily;
o        The performance of the Permitted Sub-accounts you have chosen;
o        The performance of the Benefit Fixed Rate Account (i.e., the amount of interest credited to the Benefit Fixed Rate Account);
o        The amount you have allocated to each of the Permitted Sub-accounts you have chosen;
o        The amount you have allocated to the Benefit Fixed Rate Account;
o        Additional Purchase Payments, if any, you make to your Annuity;
o        Withdrawals, if any, you take from your Annuity (withdrawals are taken pro rata from your Account Value).

Any Account  Value in the Benefit  Fixed Rate  Account  will not be  available  to  participate  in the  investment  experience  of the
Permitted Sub-accounts if there is a recovery until it is moved out of the Benefit Fixed Rate Account.

The more of your  Account  Value  allocated  to the  Benefit  Fixed Rate  Account  under the  formula,  the  greater  the impact of the performance  of the Benefit Fixed Rate Account in determining  whether (and how much) of your Account Value is transferred  back to the
Permitted  Sub-accounts.  Further,  it is possible under the formula,  that if a significant portion your Account Value is allocated to the Benefit Fixed Rate Account and that Account has good  performance but the  performance of your Permitted  Sub-accounts is negative, that the formula might  transfer your Account Value to the Permitted  Sub-accounts.  Thus,  the converse is true too (the more you have allocated to the Permitted  Sub-accounts,  the greater the impact of the performance of those Sub-accounts will have on any transfer to the Benefit Fixed Rate Account).

G. Asset Transfer  Component of  TrueIncome-Highest  Daily 7 and  TrueIncome-Spousal  Highest Daily 7 - Allocation of Account Value. We
replace the  sections  of the  prospectus  entitled  "Asset  Transfer  Component  of  TrueIncome-Highest  Daily 7" and "Asset  Transfer
Component of TrueIncome-Spousal Highest Daily 7" (as applicable) with the following:

Asset Transfer Component of TrueIncome-Highest Daily 7/TrueIncome-Spousal Highest Daily 7
As  indicated  above,  we limit the  Sub-accounts  to which  you may  allocate  Account  Value if you  elect  TrueIncome-Highest  Daily
7/TrueIncome-Spousal  Highest  Daily 7. For  purposes  of the  benefit,  we refer to those  permitted  Sub-accounts  as the  "Permitted
Sub-accounts".  As a requirement of participating in  TrueIncome-Highest  Daily  7/TrueIncome-Spousal  Highest Daily 7, we require that you  participate  in our  specialized  asset  transfer  program,  under which we may  transfer  Account  Value  between  the  Permitted
Sub-accounts  and a specified bond fund within the Advanced Series Trust (the "AST Investment  Grade Bond  Sub-account").  We determine whether to make a transfer, and the amount of any transfer,  under a non-discretionary  mathematical formula,  discussed below. The AST
Investment  Grade Bond  Sub-account is available  only with this benefit,  and thus you may not allocate  Purchase  Payments to the AST
Investment Grade Bond Sub-account.  Under the asset transfer component of TrueIncome-Highest Daily  7/TrueIncome-Spousal  Highest Daily
7, we monitor  your  Account  Value daily and, if  dictated by the  formula,  systematically  transfer  amounts  between the  Permitted
Sub-accounts  you have chosen and the AST Investment Grade Bond  Sub-account.  Any transfer would be made in accordance with a formula, which is set forth in the Appendices to this prospectus.

Speaking generally,  the formula,  which we apply each Valuation Day, operates as follows.  The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e.,  hypothetical)  income amount. Note that we use
5% in the formula,  irrespective  of the  Annuitant's  attained age. Then we produce an estimate of the total amount we would target in our  allocation  model,  based on the projected  income amount and factors set forth in the formula.  In the formula,  we refer to that value as the "Target Value" or "L". If you have already made a withdrawal,  your  projected  income amount (and thus your Target Value)
would take into account any automatic  step-up,  any  subsequent  purchase  payments,  and any excess  withdrawals.  Next,  the formula subtracts  from the Target  Value the amount  held within the AST  Investment  Grade Bond  Sub-account  on that day,  and divides  that difference by the amount held within the  Permitted  Sub-accounts.  That ratio,  which  essentially  isolates the amount of your Target
Value that is not offset by amounts held within the AST  Investment  Grade Bond  Sub-account,  is called the "Target  Ratio" or "r". If the Target  Ratio  exceeds a certain  percentage  (currently  83%),  it means  essentially  that too much Target Value is not offset by assets within the AST Investment Grade Bond Sub-account,  and therefore we will transfer an amount from your Permitted  Sub-accounts to the AST Investment Grade Bond Sub-account.  Conversely,  if the Target Ratio falls below a certain  percentage  (currently 77%), then a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts would occur.

As you can glean from the formula,  poor  investment  performance  of your Account  Value may result in a transfer of a portion of your variable  Account Value to the AST Investment  Grade Bond  Sub-account  because such poor investment  performance will tend to increase the Target Ratio.  Moreover,  "flat"  investment  returns of your Account Value over a period of time also could result in the transfer of your Account Value from the Permitted  Sub-accounts to the AST Investment  Grade Bond  Sub-account.  Because the amount allocated to the AST Investment  Grade Bond Sub-account and the amount  allocated to the Permitted  Sub-accounts  each is a variable in the formula, the  investment  performance  of each affects  whether a transfer  occurs for your  Annuity.  In deciding how much to transfer,  we use another formula,  which  essentially seeks to re-balance  amounts held in the Permitted  Sub-accounts and the AST Investment Grade Bond
Sub-account  so that the  Target  Ratio  meets a target,  which  currently  is equal to 80%.  Once you elect  TrueIncome-Highest  Daily
7/TrueIncome-Spousal  Highest Daily 7, the ratios we use will be fixed. For newly-issued Annuities that elect  TrueIncome-Highest Daily
7/TrueIncome-Spousal  Highest Daily 7 and existing Annuities that elect TrueIncome-Highest Daily 7/TrueIncome-Spousal  Highest Daily 7,
however, we reserve the right to change the ratios.

While you are not notified when your Annuity reaches a reallocation  trigger, you will receive a confirmation  statement indicating the transfer of a portion of your  Account  Value either to or from the AST  Investment  Grade Bond  Sub-account.  The formula by which the reallocation  triggers  operate is designed  primarily to mitigate the financial  risks that we incur in providing the guarantee  under
TrueIncome-Highest Daily 7/TrueIncome-Spousal Highest Daily 7.

Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:
o        Not make any transfer between the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account; or
o        If a portion of your Account Value was previously  allocated to the AST Investment Grade Bond  Sub-account,  transfer all or a portion of those amounts to the Permitted  Sub-accounts,  based on your existing allocation instructions or (in the absence of such  existing  instructions)  pro rata (i.e.,  in the same  proportion as the current  balances in your  variable  investment options).  Amounts taken out of the AST  Investment  Grade Bond  Sub-account  will be withdrawn for this purpose on a last-in, first-out basis; or
o        Transfer  all or a portion of your Account  Value in the  Permitted  Sub-accounts  pro-rata to the AST  Investment  Grade Bond
         Sub-account.

If your entire Account Value is transferred to the AST Investment Grade Bond  Sub-account,  then based on the way the formula operates, the formula will not transfer  amounts out of the AST Investment  Grade Bond  Sub-account to the Permitted  Sub-accounts and the entire
Account Value would remain in the AST Investment  Grade Bond  Sub-account.  If you make additional  Purchase  Payments to your Annuity, they will be allocated to the Sub-accounts  according to your allocation  instructions.  Such additional  Purchase  Payments may or may not cause the  formula to transfer  money in or out of the AST  Investment  Grade Bond  Sub-account.  Once the  Purchase  Payments  are allocated to your Annuity,  they will also be subject to the mathematical  formula,  which may result in immediate transfers to or from the AST Investment Grade Bond Sub-accounts, if dictated by the formula.

The amount that is transferred to and from the AST Investment  Grade Bond  Sub-account  pursuant to the  mathematical  formula  depends upon a number of factors  unique to your  Annuity  (and is not  necessarily  directly  correlated  with the  securities  markets,  bond markets, or interest rates, in general) including:
o        How long you have owned TrueIncome-Highest Daily 7/TrueIncome-Spousal Highest Daily 7;
o        The performance of the Permitted Sub-accounts you have chosen;
o        The performance of the AST Investment Grade Bond Sub-account;
o        The amount you have allocated to each of the Permitted Sub-accounts you have chosen;
o        The amount you have allocated to the AST Investment Grade Bond Sub-account;
o        Additional Purchase Payments, if any, you make to your Annuity;
o        Withdrawals, if any, you take from your Annuity (withdrawals are taken pro rata from your Account Value).

Any Account Value in the AST Investment  Grade Bond  Sub-account  will not be available to participate in the investment  experience of the Permitted Sub-accounts if there is a recovery until it is moved out of the AST Investment Grade Bond Sub-account.

The more of your Account Value  allocated to the AST Investment  Grade Bond  Sub-account  under the formula,  the greater the impact of the performance of that  Sub-account in determining  whether (and how much) of your Account Value is transferred  back to the Permitted
Sub-accounts.  Further,  it is possible  under the formula,  that if a  significant  portion your Account Value is allocated to the AST
Investment  Grade Bond  Sub-account  and that  Sub-account has good  performance but the performance of your Permitted  Sub-accounts is negative,  that the formula might transfer your Account Value to the Permitted  Sub-accounts.  Thus, the converse is true too (the more you have allocated to the Permitted  Sub-accounts,  the greater the impact of the  performance of those  Sub-accounts  will have on any transfer to the AST Investment Grade Bond Sub-account).